Derivative Financial Instruments (Notional Amounts of Derivative Contracts) (Detail) - JPY (¥) ¥ in Trillions	Mar. 31, 2024	Mar. 31, 2023
Derivative [Line Items]
Total	¥ 2,167.2	¥ 1,953.1
Interest rate contracts
Derivative [Line Items]
Total	1,812.9	1,625.6
Foreign exchange contracts
Derivative [Line Items]
Total	340.2	307.4
Equity contracts
Derivative [Line Items]
Total	5.0	5.3
Commodity contracts
Derivative [Line Items]
Total	0.2	0.1
Credit derivatives
Derivative [Line Items]
Total	5.3	11.5
Other
Derivative [Line Items]
Total	¥ 3.6	¥ 3.2